Consolidated statement of comprehensive loss - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of comprehensive income [abstract]
Research and development expenses	£ (16,347)	£ (23,608)	£ (22,703)
Administrative expenses	(21,222)	(15,909)	(11,775)
Operating loss	(37,569)	(39,517)	(34,478)
Net income recognized on acquisition of subsidiary		1,035
Finance income	44	377	307
Finance costs	(6,383)	(4,371)	(3,807)
Changes in the fair value of financial instruments	(109,849)	875	716
Loss on disposal of intangible assets	(10,872)
Net foreign exchange (loss)/gain	(1,821)	483	(44)
Loss before tax	(166,450)	(41,118)	(37,306)
Taxation	2,822	6,274	5,277
Loss attributable to equity holders of the parent	(163,628)	(34,844)	(32,029)
Other comprehensive gain/(loss) – items that may be reclassified to profit or loss
Exchange differences on translation of foreign operations	349	(499)
Other comprehensive gain/(loss), net of tax	349	(499)
Total comprehensive loss attributable to equity holders of the parent	£ (163,279)	£ (35,343)	£ (32,029)
Basic and diluted loss per share	£ (0.48)	£ (0.39)	£ (0.45)